Expense Example - iShares Total USD Fixed Income Market ETF - iShares Total USD Fixed Income Market ETF	Dec. 09, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	$ 29